Financial Data Pertaining to the Different Trusts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]		Dec. 31, 2010 Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Debt Redemption Price Percent Of Principal Amount	100.00%
Junior subordinates debentures, carrying value		$ 470,037	[1]	$ 444,981	[1]
Junior subordinates debentures, aggregate liquidation amount		936,000		936,000
Junior subordinates debentures, discount		$ 465,963		$ 491,019

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2011 and 2010.